PROVISIONS, CONTINGENCIES AND COMMITMENTS - Future Minimum Lease Payments Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	$ 1,311	$ 1,312
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	315	279
1-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	412	422
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	252	267
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	$ 332	$ 344